SHORT-TERM LOANS (Details)				3 Months Ended		12 Months Ended
	Nov. 20, 2025 USD ($) M D installment	Nov. 10, 2025 USD ($) D	Oct. 31, 2025 USD ($) D	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 24, 2025 USD ($)	Dec. 15, 2025 USD ($)	Oct. 06, 2025 USD ($)
SHORT-TERM LOANS
Proceeds from issuance of notes payable				$ 280,000	$ 900,000	$ 582,000
Legal fees and due diligence fees		$ 3,500,000
Convertible promissory note, October 31, 2025
SHORT-TERM LOANS
Principal amount			$ 182,400,000
Issued discount			22,400,000
Proceeds from issuance of notes payable			155,000,000
Legal fees and due diligence fees			$ 5,000,000
Beneficial ownership limitation, percentage			4.99%
Debt instrument conversion on discount applied on lowest trading price percentage			35.00%
Trading days prior to the conversion			10
Interest rate percentage			12.00%
Interest rate increases, percentage			22.00%
Repayments of short-term debt maturity in four months			$ 102,144,000
Repayments of short-term debt maturity in five months			25,536,000
Repayments of short-term debt maturity in six months			25,536,000
Repayments of short-term debt maturity in seven months			25,536,000
Repayments of short-term debt maturity in eight months			25,536,000
Convertible promissory note, November 10, 2025
SHORT-TERM LOANS
Principal amount		143,750,000
Issued discount		18,750,000
Proceeds from issuance of notes payable		121,500,000
Legal fees and due diligence fees		$ 3,500,000
Beneficial ownership limitation, percentage		4.99%
Debt instrument conversion on discount applied on lowest trading price percentage		25.00%
Trading days prior to the conversion		20
Repayments of short-term debt maturity in four months		$ 22,589,000
Repayments of short-term debt maturity in five months		22,589,000
Repayments of short-term debt maturity in six months		22,589,000
Repayments of short-term debt maturity in seven months		22,589,000
Repayments of short-term debt maturity in eight months		22,589,000
Repayments of short-term debt maturity in nine months		22,589,000
Repayments of short-term debt maturity in ten months		$ 22,589,000
Convertible promissory note, November 20, 2025
SHORT-TERM LOANS
Principal amount	$ 180,000,000
Issued discount	23,400,000
Proceeds from issuance of notes payable	152,600,000
Legal fees and due diligence fees	$ 2,000,000
Beneficial ownership limitation, percentage	4.99%
Number of installments | installment	7
Debt instrument periodic payment principal	$ 28,800,000
Initial installment due for debt instrument	181
Subsequent installment interval for debt instrument	30
Subsequent monthly installment periods for debt instrument	6
Loan agreement
SHORT-TERM LOANS
Principal amount			$ 220,000				$ 100,000	$ 30,000,000	$ 30,000,000
Interest rate percentage			8.50%				8.50%	8.50%	8.50%